Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVESCO AMERICAN FRANCHISE FUND | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	34.73%	40.91%	(31.14%)	11.85%	42.18%	36.52%	(3.78%)	27.10%	2.01%	4.93%
INVESCO CORE PLUS BOND FUND | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	3.25%	6.07%	(14.68%)	(0.59%)	9.57%	11.27%	(2.71%)	5.01%	5.02%	0.28%
Invesco Discovery Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	22.55%	17.01%	(31.26%)	15.61%	50.06%	36.74%	(3.60%)	29.12%	4.23%	1.98%
Invesco Discovery Large Cap Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	34.00%	35.51%	(31.10%)	22.35%	36.29%	36.06%	(5.96%)	26.53%	(2.34%)	3.22%
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	12.44%	13.32%	(11.99%)	28.96%	12.34%	28.61%	(8.10%)	18.26%	14.11%	(2.73%)
INVESCO EQUITY AND INCOME FUND | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	11.81%	9.99%	(7.72%)	18.02%	9.97%	20.08%	(9.65%)	10.88%	14.83%	(2.35%)
Invesco Floating Rate ESG Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	7.58%	11.67%	(2.49%)	6.23%	1.53%	7.22%	(0.20%)	3.94%	11.12%	(2.85%)
Invesco Global Real Estate Income Fund | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	(2.68%)	11.86%	(20.93%)	19.97%	(5.09%)	18.67%	(4.33%)	8.77%	4.96%	(1.38%)
INVESCO GROWTH AND INCOME FUND | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	16.22%	12.56%	(5.93%)	28.63%	2.35%	25.25%	(13.46%)	14.21%	19.82%	(3.15%)
Invesco Income Advantage U.S. Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	17.87%	17.29%	(13.42%)	22.47%	(3.23%)	12.26%	(9.28%)	15.85%	9.57%	(8.97%)
Invesco Nasdaq 100 Index Fund | Class R6
Prospectus [Line Items]
Annual Return [Percent]	25.43%	54.60%	(32.05%)	26.76%
Invesco S&P 500 Index Fund | CLASS A
Prospectus [Line Items]
Annual Return [Percent]	24.34%	25.63%	(18.55%)	28.01%	17.82%	30.77%	(4.92%)	21.13%	11.31%	0.82%
Invesco Senior Floating Rate Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	8.48%	11.49%	(0.43%)	8.63%	(4.47%)	2.33%	(0.89%)	3.77%	12.72%	(2.06%)
Invesco Short Duration High Yield Municipal Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	6.14%	4.03%	(9.17%)	5.68%	(0.58%)	7.56%	2.00%	7.76%	2.49%
Invesco Short Term Municipal Fund | Class Y
Prospectus [Line Items]
Annual Return [Percent]	2.44%	3.11%	(0.34%)	(0.06%)	2.74%	2.69%	1.41%	2.35%	0.64%	1.67%
Invesco SMA Municipal Bond Fund | Invesco SMA Municipal Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	4.33%